Operating Segment Information - Summary of Reconciliation of Consolidated Net Income to Consolidated Core Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
NET INCOME	₱ 24,580	₱ 22,786	₱ 18,973
Add (deduct) adjustments:
Manpower rightsizing program, or MRP (Note 5)	2,625	3,296	1,703
Amortization of intangible assets (Notes 5 and 15)	2,496	758	892
Investment derecognized (Note 12)	599
Losses (gains) on derivative financial instruments – net, excluding hedge costs (Note 28)	284	233	(1,135)
Impairment of investments (Note 11)	60	34	172
Core income adjustment on equity share in net losses (earnings) of associates and joint ventures	(6)	(226)	23
Net income attributable to noncontrolling interests	(296)	(265)	(57)
Foreign exchange losses (gains) – net (Notes 5 and 28)	(1,488)	(424)	771
Unrealized losses in fair value of investments		675	1,154
Depreciation due to shortened life of property and equipment			4,564
Noncurrent asset impairment			2,122
Investment written-off			362
Nonrecurring income			(1,018)
Net tax effect of aforementioned adjustments	(1,106)	(998)	(1,779)
Total adjustments	2,549	2,325	6,882
Consolidated core income	27,129	₱ 25,111	₱ 25,855
Sun Trademark [Member]
Add (deduct) adjustments:
Amortization of intangible assets (Notes 5 and 15)	₱ 1,877